SUPPLEMENT DATED DECEMBER 12, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated September 1, 2014

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Treasury-Hedged High Yield Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective immediately, the number of Shares in a Creation Unit for the Fund will be decreased from 200,000 to 100,000. Therefore, all references to “200,000 Shares” with respect to the number of Shares comprising a Creation Unit of the Fund should be removed and replaced with “100,000 Shares.”

Please retain this supplement for future reference.

SUPPLEMENT DATED DECEMBER 12, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated September 1, 2014

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Treasury-Hedged High Yield Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective immediately, the number of Shares in a Creation Unit for the Fund will be decreased from 200,000 to 100,000. Therefore, all references to “200,000 Shares” with respect to the number of Shares comprising a Creation Unit of the Fund should be removed and replaced with “100,000 Shares.”

Please retain this supplement for future reference.